November 4, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:        Office of Filings, Information & Consumer Service

Re:	Highland Funds I (“Trust”) (File Nos. 333-132400 and 811-21866)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that (i) the Prospectus dated October 31 2013 for the Highland Floating Rate Opportunities Fund, Highland Long/Short Equity Fund and Highland Long/Short Healthcare Fund, each a series of the Trust, (ii) the Prospectus dated October 31, 2013 for the Highland/iBoxx Senior Loan ETF, (iii) Statement of Additional Information dated October 31, 2013 for the Highland Floating Rate Opportunities Fund, Highland Long/Short Equity Fund and Highland Long/Short Healthcare Fund, and (iv) Statement of Additional Information dated October 31, 2013 for the Highland/iBoxx Senior Loan ETF do not differ from those contained in Post-Effective Amendment No. 38 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on October 28, 2013 (Accession No. 0001193125-13-413665).

If you have any questions, please contact me at (617) 662-3969.

Sincerely,

/s/ Francine S. Hayes
Francine S. Hayes Vice President and Managing Counsel

cc:	E. Powell
D. Norris